SUBSEQUENT EVENTS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Feb. 28, 2014 USD ($) D M	Feb. 28, 2014 CAD	Aug. 31, 2013 USD ($) D	Aug. 31, 2013 CAD
Subsequent Events 1			100.00%	100.00%
Subsequent Events 2			75.00%	75.00%
Subsequent Events 3			100	100
Subsequent Events 4			2,924	2,924
Subsequent Events 5			100,000	100,000
Subsequent Events 6			750,000	750,000
Subsequent Events 7			51.00%	51.00%
Subsequent Events 8			10,000,000	10,000,000
Subsequent Events 9			675,000	675,000
Subsequent Events 10			$ 0.06
Subsequent Events 11			25,000	25,000
Subsequent Events 12			0.09
Subsequent Events 13			30	30
Subsequent Events 14			(200,000)	(200,000)
Subsequent Events 15			100,000	100,000
Subsequent Events 16			100,000	100,000
Subsequent Events 17			5,000
Subsequent Events 18			60	60
Subsequent Events 19			500	500
Subsequent Events 20			500	500
Subsequent Events 21			2,720,000	2,720,000
Subsequent Events 22				0.05
Subsequent Events 23				136,000
Subsequent Events 24			136,000
Subsequent Events 25			$ 0.10
Subsequent Events 26			45,000
Subsequent Events 27			900,000	900,000
Subsequent Events 28			8.25%	8.25%
Subsequent Events 29			40,000
Subsequent Events 30			10,000
Subsequent Events 31			10,000
Subsequent Events 32				10,000
Subsequent Events 33			10,000
Subsequent Events 1	1,000,000	1,000,000
Subsequent Events 2	500,000	500,000
Subsequent Events 3	30	30
Subsequent Events 4	25,000	25,000
Subsequent Events 5	1,000
Subsequent Events 6	100,000	100,000
Subsequent Events 7	100,000	100,000
Subsequent Events 8	0.68
Subsequent Events 9	50,000	50,000
Subsequent Events 10	50,000	50,000
Subsequent Events 11	100,000	100,000
Subsequent Events 12	0.68
Subsequent Events 13	50,000	50,000
Subsequent Events 14	50,000	50,000
Subsequent Events 15	200,000
Subsequent Events 16	1,000,000	1,000,000
Subsequent Events 17	$ 0.68
Subsequent Events 18	31.00%	31.00%
Subsequent Events 19	21,735
Subsequent Events 20	815,310	815,310
Subsequent Events 21	815,310	815,310
Subsequent Events 22	163,062
Subsequent Events 23		8,250
Subsequent Events 24	7,500
Subsequent Events 25	50,000	50,000
Subsequent Events 26	0.15
Subsequent Events 27	50,000	50,000
Subsequent Events 28	1,548,000	1,548,000
Subsequent Events 29	1,548,000	1,548,000
Subsequent Events 30	289,475
Subsequent Events 31	67,750
Subsequent Events 32	325,000	325,000
Subsequent Events 33	0.06
Subsequent Events 34	0.25
Subsequent Events 35	325,000	325,000
Subsequent Events 36	1,095,000	1,095,000
Subsequent Events 37	1,095,000	1,095,000
Subsequent Events 38	114,250
Subsequent Events 39	2,500
Subsequent Events 40	250,000	250,000
Subsequent Events 41	500,000	500,000
Subsequent Events 42	0.70
Subsequent Events 43	250,000	250,000
Subsequent Events 44	250,000	250,000
Subsequent Events 45		3,000
Subsequent Events 46	100,000	100,000
Subsequent Events 47	0.86
Subsequent Events 48	90	90
Subsequent Events 49		9,000
Subsequent Events 50	100,000	100,000
Subsequent Events 51	0.86
Subsequent Events 52	3	3
Subsequent Events 53	5,000
Subsequent Events 54	100,000	100,000
Subsequent Events 55	0.72
Subsequent Events 56	100,000	100,000
Subsequent Events 57	1,293,500	1,293,500
Subsequent Events 58	1,293,500	1,293,500
Subsequent Events 59	177,950
Subsequent Events 60	1,500
Subsequent Events 61	25,000	25,000
Subsequent Events 62	0.06
Subsequent Events 63	25,000	25,000
Subsequent Events 64	50,000	50,000
Subsequent Events 65	0.50
Subsequent Events 66	50,000	50,000
Subsequent Events 67	51.00%	51.00%
Subsequent Events 68	49.00%	49.00%
Subsequent Events 69	51.00%	51.00%
Subsequent Events 70	49.00%	49.00%
Subsequent Events 71	10	10
Subsequent Events 72	45,000
Subsequent Events 73	55,000
Subsequent Events 74	500,000	500,000
Subsequent Events 75	38,297	38,297
Subsequent Events 76	$ 0.47